Summary of Significant Accounting Policies - Additional information (Detail) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Line Items]
Federal depository insurance coverage		$ 250,000	$ 250,000	$ 250,000
Offering costs				11,945,186
Unrecognized tax benefits	$ 0		0	0
Amounts accrued for interest or penalties	0		0	0
Income tax value recorded	$ 0		$ 0	0
IPO [Member]
Accounting Policies [Line Items]
Offering costs				11,900,000
Deferred underwriting commissions				$ 7,000,000
Class A Ordinary Shares [Member]
Accounting Policies [Line Items]
Diluted securities for net income per share calculation		14,000,000	14,000,000	14,000,000
Number of shares of ordinary shares subject to possible redemption		18,244,133	19,034,909	19,166,628